Income Taxes (Details) - Schedule of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax expense [Abstract]
Current income tax	$ 702	$ 943
Deferred income tax	(242)	1,398
Total income tax expense	$ 460	$ 2,341